Fair Value Measurements - Additional Information (Detail) (Private Placement [Member], Fair Value, Inputs, Level 3, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Private Placement [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private placement securities	$ 1,072	$ 1,065